Principal Funds, Inc.
Supplement dated August 2, 2021
to the Statement of Additional Information dated March 1, 2021
(as previously supplemented)

This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

LEADERSHIP STRUCTURE AND BOARD
Under Additional Information Regarding Board Members and Officers, in the FUND COMPLEX OFFICERS table, delete the rows for Tracy W. Bollin and Sara L. Reece, and add the following in alphabetical order:

Name, Address and Year of Birth	Position(s) Held with Fund Complex	Positions with PGI and its Affiliates; Principal Occupations During Past 5 Years**
Beth Graff 711 High Street Des Moines, IA 50392 1968	Vice President and Assistant Controller (since 2021)	Director – Fund Accounting, PLIC (since 2016)
Megan Hoffmann 711 High Street Des Moines, IA 50392 1979	Vice President and Controller (since 2021)	Director – Accounting, PLIC (since 2020) Assistant Director – Accounting, PLIC (2017-2020) Prior thereto, Senior Accounting Analyst, PLIC
Tara Parks 711 High Street Des Moines, IA 50392 1983	Vice President and Assistant Controller (since 2021)	Director – Accounting, PLIC (since 2019) Tax Manager – ALPS Fund Services (2011 – 2019)
Sara L. Reece 711 High Street Des Moines, IA 50392 1975	Vice President and Chief Operating Officer (since 2021) Vice President and Controller (2016-2021)	Managing Director – Global Fund Ops, PLIC (since 2021) Managing Director – Financial Analysis/ Planning, PLIC (2021) Director – Accounting, PLIC (2015-2021)
Michael Scholten 711 High Street Des Moines, IA 50392 1979	Chief Financial Officer (since 2021)	Chief Financial Officer, PFD (since 2016) Assistant Vice President and Actuary, PLIC (since 2021) Chief Financial Officer – Funds/Platforms, PLIC (since 2015) Chief Financial Officer, PSS (since 2015)

INVESTMENT ADVISORY AND OTHER SERVICES
On or about August 31, 2021, under Investment Advisors, delete Mellon Investments Corporation and add the following in alphabetical order:

Sub-Advisor:
Insight North America LLC (“INA”) is a wholly-owned subsidiary of The Bank of New York Mellon Corporation, a banking and financial services company. INA is a registered investment advisor under the Investment Advisers Act of 1940, is regulated by the US Securities and Exchange Commission, and is organized as a New York State limited liability company.

Fund(s):	a portion of the assets of High Income

APPENDIX C – PROXY VOTING POLICIES
On or about August 31, 2021, delete the proxy voting policy for Mellon Investments Corporation and add the proxy voting policy for Insight North America LLC.
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